Non-Controlling Interest	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-controlling Interest [Abstract]
Non-controlling Interest
17.	Non-controlling Interest

As at June 30, 2026, the carrying value of non-controlling interest (“NCI”) was $1,255,116 which was determined as follows:

Cost:	CTFO Mexico	CT Mexico	Total
Balance, December 31, 2024	$–	$–	$–
Net loss allocated to NCI	94,145	1,111,218	1,205,363
Balance, December 31, 2025	94,145	1,111,218	1,205,363
Net loss (gain) allocated to NCI	(9,544)	59,297	49,753
Balance, June 30, 2026	$84,601	$1,170,515	$1,255,116

20.	Non-controlling Interest

As at December 31, 2025, the carrying value of non-controlling interest (“NCI”) was $1,205,363 which was determined as follows:

	CTFO Mexico	CT Mexico	Total
Balance, December 31, 2024	$—	$—	$—
Net loss allocated to NCI	94,145	1,111,218	1,205,363
Balance, December 31, 2025	$94,145	$1,111,218	$1,205,363